RS - Related Parties - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Related Parties [Line Items]
Key management personnel compensation | €	€ 15,450,377,000	€ 12,864,336,000
Long-term incentive compensation | €	6,877,000,000	4,278,500,000
Post-employment benefits | €	405,922,000	443,372,000
Accrued expenses for payments to key management personnel | €	3,100,000	3,300,000
Liabilities from share-based payment transactions | €	2,000,000		€ 500,000
Management board [member]
Related Parties [Line Items]
Key management personnel compensation | €	9,159,782	9,718,350
Performance-unrelated compensation | €	2,738,488	3,759,850
Performance-related compensation | €	1,821,294	2,680,000
Long-term incentive compensation | €	4,600,000	3,278,500
Post-employment benefits | €	320,248	806,297
Compensation of former Employees | €	€ 1,400,000	€ 4,600,000
Exercised Stock Options	0
Executive Committee [Member]
Related Parties [Line Items]
Performance share units	1,252
Exercisable stock options	20,455
Number of Restricted Shares Exercisable in Share Based Payment Arrangement	19,842
2021 April Performance Share Unit [Member]
Related Parties [Line Items]
Fair Value on | €	€ 2.78
Exercised Stock Options | €	0
2017 Long-term Incentive Plan [Member]
Related Parties [Line Items]
Number of Performance Shares	45,891
2017 Long-term Incentive Plan [Member] | Management board [member]
Related Parties [Line Items]
Number of Performance Shares	4,143
2017 Long-term Incentive Plan [Member] | Executive Committee [Member]
Related Parties [Line Items]
Number of Performance Shares	2,030
2017 Stock Option Plan [Member]
Related Parties [Line Items]
Exercisable stock options	72,650
Exercisable Shares	79,935
Exercised Stock Options	0
2017 Stock Option Plan [Member] | Management board [member]
Related Parties [Line Items]
Exercisable stock options	8,197
Exercisable Shares	9,017
2017 Stock Option Plan [Member] | Executive Committee [Member]
Related Parties [Line Items]
Exercisable stock options	4,018
Exercisable Shares	4,421
Exercised Stock Options	0